ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

April 6, 2021

Christopher D. Labosky

T +1 617 235 4732

christopher.labosky@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	JOHCM Funds Trust
File No. 333-253153

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), JOHCM Funds Trust (the “Trust”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(b) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-14, which was filed by electronic transmission on April 1, 2021 (Accession No. 0001193125-21-104132).

If you have any questions concerning this filing, please call me at (617) 235-4732.

Sincerely,

/s/ Christopher Labosky

Christopher Labosky